Cover	May 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2024
Entity File Number	000-51302
Entity Registrant Name	Madison Technologies Inc.
Entity Central Index Key	0001318268
Entity Tax Identification Number	85-2151785
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 Westchester Avenue
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	(212)
Local Phone Number	257-4193
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false